Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net of related accumulated depreciation and impairment

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	and Equipment	Depreciation (Note 25.3)	Impairment (Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2016	222,462	1,339,403	5,100	81,028	59,989	30,059	(716,569)	(49,899)	971,573
Additions	488	3,017	801	60,035	—	204	(105,695)	(67,624)	(108,774)
Disposals and other	(600)	(1,448)	—	(688)	—	(7)	1,980	—	(763)
Transfers from/(to) other accounts	4,106	57,345	116	(61,567)	—	—	—	—	—
Exchange differences	(3,015)	(11,594)	28	(2,114)	—	1,947	13,399	4,854	3,505
Transfer to assets and disposal groups classified as held for sale and discontinued operations (see Note 29)	(32,383)	(166,668)	(73)	(26,829)	—	—	141,378	640	(83,935)
Balance at December 31, 2016	191,058	1,220,055	5,972	49,865	59,989	32,203	(665,507)	(112,029)	781,606
Additions	1,665	1,849	2,262	71,204	—	1,455	(94,051)	104	(15,512)
Disposals and other	(202)	(56,475)	(607)	(1,029)	—	(164)	49,403	—	(9,074)
Transfers from/(to) other accounts	5,228	49,892	377	(58,480)	(90)	(58)	3,131	—	—
Exchange differences	16,843	96,709	450	9,225	460	(1,072)	(73,575)	(5,058)	43,982
Additions to the scope of consolidation	1,648	97	—	16,985	—	—	—	—	18,730
Transfer from assets and disposal groups classified as held for sale (see Note 29)	35,058	178,677	79	40,814	—	—	(155,726)	(660)	98,242
Balance at December 31, 2017	251,298	1,490,804	8,533	128,584	60,359	32,364	(936,325)	(117,643)	917,974

Summary of finance leases held by the Company included in Plant and Machinery
								Lease
		Time	Historical		Accumulated	Carrying	Interest	Payments
	Life	Elapsed	Cost	Cost	Depreciation	Amount	Payable	Outstanding
	(Years)	(Years)	(Euros)	($)	($)	($)	($)	($)
December 31, 2017 Hydroelectrical installations	10	5.6	109,047	130,780	(84,000)	46,780	—	80,639
December 31, 2016 Hydroelectrical installations (*)	10	4.6	109,047	114,946	(73,866)	41,080	—	81,383

(*)The balance of the assets and liabilities related to Hydroelectrical installations as of December 31, 2016 was presented as a disposal group held for sale (see Note 29). Refer to Note 17 for minimum finance lease payments by year.